STOCK-BASED COMPENSATION (Details)	9 Months Ended
Sep. 30, 2025 USD ($) shares
Nonemployee
STOCK-BASED COMPENSATION
Number of incentive units issued | shares	585,000
Fair value of shares issued | $	$ 133,000
Director and employee
STOCK-BASED COMPENSATION
Number of incentive units issued | shares	2,273,309
Fair value of shares issued | $	$ 404,000